--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT (NO. 033-56443) UNDER
                           THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 6

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 15


                             VANGUARD HORIZON FUNDS


        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)



                                 P.O. BOX 2600

                             VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)
                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE

                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482
       IT IS PROPOSED THAT THE EFFECTIVE DATE OF THIS FILING BE EFFECTIVE

            February 26, 1999 pursuant to paragraph (a) of Rule 485.

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Registration Statement becomes effective.


     WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 OF THE INVESTMENT COMPANY ACT OF 1940. WE FILED ITS RULE 24f-2 NOTICE FOR ITS FISCAL YEAR ENDED OCTOBER 31, 1998, WITH THE COMMISSION ON --.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             VANGUARD HORIZON FUNDS


                             CROSS REFERENCE SHEET


 FORM N-1A
ITEM NUMBER                                                            LOCATION IN PROSPECTUS
  Item 1.     Front and Back Cover Pages......................  Front and Back Cover Pages
  Item 2.     Risk/Return Summary: Investments, Risks, and
              Performance.....................................  Fund Profile
  Item 3.     Risk/Return Summary: Fee Table..................  Fee Table
  Item 4.     Investment Objectives, Principal Investment
              Strategies, and Related Risks...................  A Word About Risk; Who Should Invest;
                                                                Primary Investment Strategies
  Item 5.     Management's Discussion of Fund Performance.....  Herein incorporated by reference to
                                                                Registrant's Annual Report to
                                                                Shareholders dated October 31, 1998
                                                                filed with Securities & Exchange
                                                                Commission's EDGAR system on --
  Item 6.     Management, Organization, and Capital
              Structure.......................................  The Fund and Vanguard; Investment
                                                                Adviser
  Item 7.     Shareholder Information.........................  Share Price; Dividends, Capital
                                                                Gains, and Taxes; Investing with
                                                                Vanguard
  Item 8.     Distribution Arrangements.......................  Not Applicable
  Item 9.     Financial Highlights Information................  Financial Highlights



 FORM N-1A                                                              LOCATION IN STATEMENT
ITEM NUMBER                                                           OF ADDITIONAL INFORMATION
 Item 10.     Cover Page and Table of Contents................  Cover Page; Table of Contents
 Item 11.     Fund History....................................  Description of the Trust
 Item 12.     Description of the Fund and its Investments and
              Risks...........................................  Investment Policies; Description of
                                                                the Trust; Fundamental Investment
                                                                Limitations
 Item 13.     Management of the Fund..........................  Management of the Trust
 Item 14.     Control Persons and Principal Holders of
              Securities......................................  Management of the Trust
 Item 15.     Investment Advisory and Other Services..........  Investment Advisory Services
 Item 16.     Brokerage Allocation and Other Practices........  Portfolio Transactions
 Item 17.     Capital Stock and Other Securities..............  Description of the Trust
 Item 18.     Purchase, Redemption, and Pricing of Shares.....  Purchase of Shares; Redemption of
                                                                Shares; Share Price
 Item 19.     Taxation of the Fund............................  Description of the Trust
 Item 20.     Underwriters....................................  Not Applicable
 Item 21.     Calculations of Performance Data................  Yield and Total Return
 Item 22.     Financial Statements............................  Financial Statements

VANGUARD HORIZON FUNDS
Prospectus
February 26, 1999

A Group of Aggressive Growth Stock Mutual Funds

Contents

1  Fund Profiles

   1  Vanguard Aggressive Growth Fund

   4  Vanguard Capital Opportunity Fund

   7  Vanguard Global Asset Allocation Fund

  10 Vanguard Global Equity Fund

12 More on the Funds

   12 Investment Strategies and Policies

   12 Market Exposure

   17 Security Selection

   18 Other Investment Policies

   18 Turnover Rates

   19 Costs and Market-Timing

19 The Funds and Vanguard

19 Investment Advisers

21 Year 2000 Challenge

21 Dividends, Capital Gains, and Taxes

22 Share Price

23 Financial Highlights

26 Investing with Vanguard

26 Services and Account Features

27 Types of Accounts

27 Buying Shares

29 Redeeming Shares

32 Transferring Registration

33 Fund and Account Updates

Glossary (inside back cover)


WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard Horizon Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This prospectus provides information about the four Vanguard Horizon Funds. While each of these Funds seeks to provide investors with maximum long-term total return, their investment strategies differ. Below you'll find profiles that summarize the key features of each Fund. Following the profiles there is important additional information common to all of the Funds.

FUND PROFILE -- VANGUARD AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE

The Aggressive Growth Fund is a stock fund that seeks to provide maximum long-term total return.

INVESTMENT STRATEGIES

The Fund invests in U.S. stocks, with an emphasis on stocks of small- and mid-capitalization companies. The Fund's investment adviser uses quantitative, or computer-driven, stock valuation models to manage the Fund. These proprietary models categorize stocks according to two factors: capitalization and growth versus value orientation. The models then apply fundamental criteria -- such as cash flow, relative value, earnings momentum, and share price momentum -- to identify the most attractive stocks within each category. The portion of the Fund's assets invested in any one of the categories will vary over time based on the adviser's judgments about that category's total return potential. For more information about the Fund's strategies, see "Investment Strategies and Policies" under "MORE ON THE FUNDS."

PRIMARY RISKS

THE FUND ASSUMES ABOVE-AVERAGE RISKS IN SEEKING POTENTIALLY ABOVE-AVERAGE RETURNS. THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks -- which are the types of stocks emphasized by the Fund -- will trail returns from other asset classes or the overall stock market. Small- and mid-capitalization stocks have historically been more volatile in price than the S&P 500 Index, and have at times fluctuated independently of the broad stock market.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
The Fund's return for the most recent calendar quarter ended December 31, 1998, was -%
--------------------------------------------------------------------------------

2

     During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ending _____________ ) and the lowest return for a quarter was -% (quarter ending _____________ ).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                      1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
         Vanguard Aggressive Growth Fund              -%              -%
         Russell 2800 Index**                         -               -
--------------------------------------------------------------------------------

      *August 14, 1995

     **Consists of the Russell 3000 Equity Index of stocks minus its 200 largest companies.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                                   None
Sales Charge (Load) Imposed on Reinvested Dividends:                        None
Redemption Fees:                                                             1%*
Exchange Fees:                                                              None

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within five years of purchase. The fee is withheld from redemption proceeds and paid to the Fund. Shares held for five years or more are not subject to the 1% fee.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                         -%
12b-1 Distribution Fees:                                                    None
Other Expenses:                                                              -%

   TOTAL ANNUAL OPERATING EXPENSES:                                          -%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period.

--------------------------------------------------------------------------------
          1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
            $-                $-                $-                $-
--------------------------------------------------------------------------------

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):

--------------------------------------------------------------------------------
                1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
                  $-                $-                $-                $-
--------------------------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS
Paid annually in December

INVESTMENT ADVISER

Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE

August 14, 1995

NET ASSETS AS OF OCTOBER 31, 1998

$ - billion

SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION

AggGr

VANGUARD FUND NUMBER

114

CUSIP NUMBER

922038104

TICKER SYMBOL

VHAGX

4


FUND PROFILE -- VANGUARD CAPITAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The Capital Opportunity Fund is a stock fund that seeks to provide maximum long-term total return.

INVESTMENT STRATEGIES

The Fund invests primarily in U.S. stocks, with an emphasis on small- and mid-capitalization companies that have rapid earnings growth prospects. The Fund's investment adviser uses intense, fundamental research to identify stocks that will outperform the market over a three-to-five year time horizon and that are available at attractive prices relative to their fundamental values. The Fund may invest up to 15% of its assets in foreign stocks, and has the flexibility to engage in certain hedging and defensive techniques, such as "short selling" stocks, purchasing "put options," and temporarily increasing cash reserves. The Fund is expected to be concentrated in as few as 25-50 stocks. For more information, see "Investment Strategies and Policies" under "MORE ON THE FUNDS."

PRIMARY RISKS

THE FUND ASSUMES ABOVE-AVERAGE RISKS IN SEEKING POTENTIALLY ABOVE-AVERAGE RETURNS. THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Investment style risk, which is the chance that returns from small- and mid-capitalization stocks -- which are the types of stocks emphasized by the Fund -- will trail returns from other asset classes or the overall stock market. Small- and mid-capitalization stocks have historically been more volatile in price than the S&P 500 Index, and have at times fluctuated independently of the broad stock market.

- Concentration risk, which is the chance that the Fund's performance will be hurt disproportionately by the poor performance of relatively few stocks.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      The Fund's return for the most recent calendar quarter ended December
                               31, 1998, was -%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ending ------------- ) and the lowest return for a quarter was --% (quarter ending ------------- ).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                  1 YEAR        SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Capital Opportunity Fund                   -%               -%
Aggressive Growth Stock Fund Index**                  -                 -
--------------------------------------------------------------------------------

      *August 14, 1995

     **Provided by Morningstar; tracks the equity holdings of the 25 largest aggressive growth mutual funds.
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                                   None
Sales Charge (Load) Imposed on Reinvested Dividends:                        None
Redemption Fees:                                                             1%*
Exchange Fees:                                                              None

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within five years of purchase. The fee is withheld from redemption proceeds and paid to the Fund. Shares held for five years or more are not subject to the 1% fee.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                         -%
12b-1 Distribution Fees:                                                    None
Other Expenses:                                                              -%
   TOTAL ANNUAL OPERATING EXPENSES:                                          -%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period.

--------------------------------------------------------------------------------
          1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
            $-                $-                $-                $-
--------------------------------------------------------------------------------


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):

--------------------------------------------------------------------------------
          1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
            $-                $-                $-                $-
--------------------------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

6

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Paid annually in December

INVESTMENT ADVISER

PRIMECAP Management Company, Inc., Pasadena, Ca., since February 1, 1998

INCEPTION DATE

August 14, 1995

NET ASSETS AS OF OCTOBER 31, 1998

$- billion

SUITABLE FOR IRAs

Yes

MINIMUM INITIAL INVESTMENT

$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION

CapOp

VANGUARD FUND NUMBER

111

CUSIP NUMBER

922038302

TICKER SYMBOL

VHCOX

FUND PROFILE -- VANGUARD GLOBAL ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The Global Asset Allocation Fund is a balanced fund that seeks to provide maximum long-term total return.

INVESTMENT STRATEGIES

The Fund invests in an adjustable mix of stocks, government bonds and cash reserves selected primarily from nine major markets: Australia, Canada, France, Germany, Hong Kong, Japan, Spain, the United Kingdom, and the United States. The adviser uses quantitative, or computer-driven, investment models in seeking to identify the asset classes and countries (for instance, French bonds or Japanese stocks) that offer the best relative return prospects, adjusted for risk. As a substitute for common stock investments, the Fund may invest up to 50% of its assets in stock index futures. For more information, see "Investment Strategies and Policies" under "MORE ON THE FUNDS."

PRIMARY RISKS

THE FUND ASSUMES ABOVE-AVERAGE RISKS IN SEEKING POTENTIALLY ABOVE-AVERAGE RETURNS. THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds and low for short-term bonds.

- Country risk, which is the chance that unfavorable developments in a particular country -- for example, political troubles, financial problems or natural disasters -- will harm the Fund's performance.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

- Manager risk, which is the chance that poor security selections, asset class selections or country selections will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be very low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      The Fund's return for the most recent calendar quarter ended December
                               31, 1998, was -%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ending _____________ ) and the lowest return for a quarter was --% (quarter ending _____________ ).

8

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                   1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Global Asset Allocation Fund                -%              -%
Russell Global Balanced Index**                       -               -
--------------------------------------------------------------------------------

      *August 14, 1995

     **Weighted 60% stock investments, 30% bond investments, and 10% U.S. cash reserves; the stock and bond components are calculated using established local market indexes in each country.
--------------------------------------------------------------------------------
FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                   None
Sales Charge (Load) Imposed on Reinvested Dividends:                        None
Redemption Fees:                                                             1%*
Exchange Fees:                                                              None

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within five years of purchase. The fee is withheld from redemption proceeds and paid to the Fund. Shares held for five years or more are not subject to the 1% fee.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                         -%
12b-1 Distribution Fees:                                                    None
Other Expenses:                                                              -%
   TOTAL ANNUAL OPERATING EXPENSES:                                          -%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period.

--------------------------------------------------------------------------------
         1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $-               $-               $-               $-
--------------------------------------------------------------------------------

   You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one-and three-year periods below, as it would to those shown above):

--------------------------------------------------------------------------------
         1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $-               $-               $-               $-
--------------------------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Paid annually in December

INVESTMENT ADVISER

Strategic Investment Management, Arlington, Va., since inception

INCEPTION DATE

August 14, 1995

NET ASSETS AS OF OCTOBER 31, 1998

$ -billion

SUITABLE FOR IRAs

Yes

MINIMUM INITIAL INVESTMENT

$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION

GlbAA

VANGUARD FUND NUMBER

115

CUSIP NUMBER

922038401

TICKER SYMBOL

VHAAX

10


FUND PROFILE -- VANGUARD GLOBAL EQUITY FUND

INVESTMENT OBJECTIVE

The Global Equity Fund is a stock fund that seeks to provide maximum long-term total return.

INVESTMENT STRATEGIES

The Fund invests primarily in U.S. and foreign stocks. The Fund's adviser selects stocks mainly on the basis of industry and company analysis, and not on the basis of regional or country bets. The Fund typically invests across a wide range of industries and its holdings are expected to represent a mix of value and growth stocks. For more information, see "Investment Strategies and Policies" under "MORE ON THE FUNDS."

PRIMARY RISKS

THE FUND ASSUMES ABOVE-AVERAGE RISKS IN SEEKING POTENTIALLY ABOVE-AVERAGE RETURNS. THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. IN ADDITION TO FACING THE SAME RISKS AS U.S. STOCK FUNDS, THE FUND IS SUBJECT TO THE RISKS ASSOCIATED WITH FOREIGN INVESTING. The Fund's additional risks include:

- Country risk, which is the chance that unfavorable developments in a particular country -- for example, political troubles, financial problems or natural disasters -- will harm the Fund's performance.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      The Fund's return for the most recent calendar quarter ended December
                               31, 1998, was -%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was -% (quarter ending _____________ ) and the lowest return for a quarter was --% (quarter ending _____________ ).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                  1 YEAR        SINCE INCEPTION*
--------------------------------------------------------------------------------
         Vanguard Global Equity Fund                -%               -%
         MSCI All Country World Index**             -                -
--------------------------------------------------------------------------------

          *August 14, 1995

         **-
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                   None
Sales Charge (Load) Imposed on Reinvested Dividends:                        None
Redemption Fees:                                                             1%*
Exchange Fees:                                                              None

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within five years of purchase. The fee is withheld from redemption proceeds and paid to the Fund. Shares held for five years or more are not subject to the 1% fee.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                         -%
12b-1 Distribution Fees:                                                    None
Other Expenses:                                                              -%
   TOTAL ANNUAL OPERATING EXPENSES:                                          -%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of the given period.

--------------------------------------------------------------------------------
           1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
             $-                $-               $-               $-
--------------------------------------------------------------------------------


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to the one- and three-year periods below, as it would to those shown above):

--------------------------------------------------------------------------------
           1 YEAR            3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
             $-               $-                $-               $-
--------------------------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Paid annually in December

INVESTMENT ADVISER

Marathon Asset Management Limited, London, since inception

INCEPTION DATE

August 14, 1995

NET ASSETS AS OF OCTOBER 31, 1998

$- billion

SUITABLE FOR IRAs

Yes

MINIMUM INITIAL INVESTMENT

$3,000; $1,000 for IRAs and custodial accounts for minors

NEWSPAPER ABBREVIATION

GlbEq

VANGUARD FUND NUMBER

129

CUSIP NUMBER

922038203

TICKER SYMBOL

VHGEX

12


MORE ON THE FUNDS

The following sections discuss other important features of Vanguard Horizon Funds, including investment strategies and policies, other investment policies, turnover rates, and costs and market-timing. You will also find information about the risks of investing in each Fund throughout these sections.

INVESTMENT STRATEGIES AND POLICIES

Each Fund follows a distinct set of investment strategies and policies, which are used by the investment advisers in pursuit of each Fund's objective. This section explains these strategies and policies, as well as how the advisers implement them. The Fund's Board of Trustees oversees the management of the Funds, and may change investment strategies in the interest of shareholders.

MARKET EXPOSURE

The grid below shows, at a glance, the types of financial instruments purchased by each Fund as either a primary or secondary investment strategy. Primary investment strategies are expected to play the most important role in achieving a Fund's investment objective. Secondary investment strategies will play a lesser role, but are still expected to have a meaningful impact on a Fund's risks and returns.

     Explanations of each type of financial instrument follow the grid.

--------------------------------------------------------------------------------------------
                                                      CAPITAL     GLOBAL ASSET
                                       AGGRESSIVE    OPPORTUNITY    ALLOCATION      GLOBAL
                                      GROWTH FUND      FUND           FUND       EQUITY FUND
--------------------------------------------------------------------------------------------
Invests in U.S. stocks                     -             -              -             -
--------------------------------------------------------------------------------------------
Emphasizes smaller company stocks          -             -
--------------------------------------------------------------------------------------------
Invests in foreign stocks                                *              -             -
--------------------------------------------------------------------------------------------
Invests in U.S. and foreign
    government bonds                                                    -
--------------------------------------------------------------------------------------------
Invests in U.S. and foreign
    cash reserves                                                       *
--------------------------------------------------------------------------------------------
Invests in forward currency
    exchange contracts                                                  *             *
--------------------------------------------------------------------------------------------
Invests in futures contracts               *             *              -             *
--------------------------------------------------------------------------------------------
Invests in put options                                   *
--------------------------------------------------------------------------------------------
- Primary Focus   * Secondary Focus
--------------------------------------------------------------------------------------------

U.S. Stocks. Each of the Funds invests in U.S. stocks as a primary investment strategy.

[FLAG GRAPHIC]


          EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Composite Stock Price Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

--------------------------------------------------------------------------------
                     U.S. STOCK MARKET RETURNS (1926-1998)
--------------------------------------------------------------------------------
                               1 YEAR      5 YEARS     10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best                              -           -            -            -
Worst                             -           -            -            -
Average                           -           -            -            -
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was -%, returns for individual 5-year periods ranged from a -% average (from 1928 through 1932) to -% (from 1950 through 1954). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks have been more volatile than -- and at times have performed quite differently from -- the large-cap stocks of the S&P 500 Index. This is due to several factors, including less-certain growth and dividend prospects for smaller companies.

     Smaller company stocks. The Aggressive Growth and Capital Opportunity Funds invest in small- and mid-capitalization stocks as a primary investment strategy.

[FLAG GRAPHIC]

          THESE FUNDS ARE SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK, WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL- OR MEDIUM-CAP) OR FUND WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK OR FUND TENDS TO GO THROUGH CYCLES OF DOING BETTER -- OR WORSE -- THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Generally, Vanguard defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a median market value exceeding $7.5 billion. Mid-cap funds hold stocks of companies with a median market value between $1 billion and $7.5 billion. Small-cap funds typically hold stocks of companies with a median market value of less than $1 billion.

14


     Foreign stocks. The Global Asset Allocation and Global Equity Funds invest in foreign stocks as a primary investment strategy. For the Capital Opportunity Fund, foreign stocks are a secondary investment strategy.

[FLAG GRAPHIC]

          INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE AS RISKY, IF NOT MORE RISKY, THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     The transition to a common European currency -- the "euro" -- beginning on January 1, 1999, is one form of country risk that the Funds face. Although the euro conversion should have no immediate impact on the Funds' share prices, it may cause uncertainty in European financial markets. If there are difficulties with the euro conversion, the Funds' European holdings could be adversely affected.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                      INTERNATIONAL STOCK MARKET RETURNS (1969-1998)
--------------------------------------------------------------------------------
                              1 YEAR      5 YEARS     10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best                             -           -            -             -
Worst                            -           -            -             -
Average                          -           -            -             -
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1998. Keep in mind that this was a particularly favorable period for foreign markets. For instance, over 10-year periods, foreign stocks provided an average return of -%, compared to -% for U.S. stocks (as measured by the Standard & Poor's 500 Composite Stock Index) during the same time frame. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.

     Keep in mind, too, that because the Funds' holdings are not identical to the MSCI EAFE Index or any other market index, the Funds' performance will not mirror the returns of any particular index.

[FLAG GRAPHIC]

          BECAUSE OF THEIR FOREIGN INVESTMENTS, THE CAPITAL OPPORTUNITY, GLOBAL ASSET ALLOCATION, AND GLOBAL EQUITY FUNDS ARE SUBJECT TO COUNTRY RISK AND CURRENCY RISK. COUNTRY RISK IS THE CHANCE THAT POLITICAL EVENTS (SUCH AS A WAR), FINANCIAL PROBLEMS (SUCH AS GOVERNMENT DEFAULT), OR NATURAL DISASTERS (SUCH AS AN EARTHQUAKE) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY. CURRENCY RISK IS THE CHANCE THAT A "STRONGER" U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST A FOREIGN CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS.


                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.

                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid -- causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you would be able to sell your 5% bond for more than you paid.

     U.S. and foreign government bonds and cash reserves. The Global Asset Allocation Fund invests in U.S. and foreign government bonds as a primary investment strategy; U.S. and foreign cash reserves are a secondary investment strategy. Bonds held by the Fund may be short- or long-term, ranging in maturity from one to 30 years. In addition, it is expected that all bonds held by the Fund will be of investment grade quality.

[FLAG GRAPHIC]

          DUE TO ITS BOND INVESTMENTS, THE GLOBAL ASSET ALLOCATION FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES; AND CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     Foreign Currency Exchange Contracts. As a secondary investment strategy, the Global Asset Allocation and Global Equity Funds may purchase foreign currency exchange contracts to help protect their holdings against unfavorable short-term changes in exchange rates. A foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international funds use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts will not prevent the Funds' securities from falling in value during foreign market downswings. The advisers will use foreign currency exchange contracts to eliminate some of the uncertainty of foreign exchange rates.

                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date -- the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise -- but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments -- especially in emerging markets -- can carry considerably more risk. Bonds issued by corporations and foreign governments are usually rated by independent bond rating agencies. The lower the rating by one of these rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

16


     Under normal circumstances, the Global Equity Fund will not commit more than 20% of its assets to foreign currency exchange contracts. The Global Asset Allocation Fund uses these contracts in conjunction with equity futures contracts to achieve index-like exposure to foreign markets. There is no specific limit on its exposure to foreign currency exchange contracts, and the Global Asset Allocation Fund normally has about 30% of its assets so invested.

     Futures, Options and Other Derivatives. Each of the Funds may invest in stock futures contracts, options (including puts and calls), warrants, convertible securities, and swap agreements, which are all types of derivatives.

[FLAG GRAPHIC]   LOSSES (OR GAINS) INVOLVING FUTURES CONTRACTS CAN SOMETIMES BE
                 SUBSTANTIAL -- IN PART BECAUSE A RELATIVELY SMALL PRICE
                 MOVEMENT IN A FUTURES CONTRACT MAY RESULT IN AN IMMEDIATE AND
                 SUBSTANTIAL LOSS (OR GAIN) FOR A FUND.

                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

     Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for a different asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset). For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     The Aggressive Growth, Capital Opportunity, and Global Equity Funds each may invest in futures contracts and options so long as the total value of these investments does not exceed 20% of the Fund's assets. The Global Asset Allocation Fund may invest up to 50% of its net assets in futures contracts and options, provided that no more than 20% of the Fund's assets are invested in options.

     The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

- In addition, the Global Asset Allocation Fund may use futures contracts in conjunction with foreign currency exchange contracts to achieve index-like exposure to foreign markets.

SECURITY SELECTION

The grid on the next page shows, at a glance, the types of investment techniques that each Fund's adviser employs to select securities. Explanations of each Fund's security selection methods follow the grid.

------------------------------------------------------------------------------------------
                                                  Capital      Global Asset
                                 Aggressive      Opportunity     Allocation       Global
                                 Growth Fund       Fund            Fund        Equity Fund
------------------------------------------------------------------------------------------
Holds a small number of stocks                       -
------------------------------------------------------------------------------------------
Active hedging program                               -
------------------------------------------------------------------------------------------
Uses quantitative
   (computer) models                  -                              -
------------------------------------------------------------------------------------------
Uses fundamental analysis                            -                              -
------------------------------------------------------------------------------------------

[FLAG GRAPHIC]   EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY
                 THAT THE ADVISER MAY DO A POOR JOB OF SELECTING THE SECURITIES,
                 ASSET CLASSES OR COUNTRIES IN WHICH THE FUND INVESTS.

     AGGRESSIVE GROWTH FUND. The Fund's investment adviser uses quantitative, or computer-driven, stock valuation models to manage the Fund. These proprietary models categorize stocks according to two factors: capitalization and growth versus value orientation. The models then apply fundamental criteria -- such as cash flow, relative value, earnings momentum, and share price momentum -- to identify the most attractive stocks within each category. The portion of the Fund's assets invested in any one of the categories will vary over time based on the adviser's judgments about that category's total return potential.

     CAPITAL OPPORTUNITY FUND. The Fund's investment adviser uses intense, fundamental research to identify stocks that will outperform the market over a three-to-five year time horizon and that are available at attractive prices relative to their fundamental values. The adviser may invest in as few as 25 to 50 securities and may invest a large portion of the Fund's holdings in a specific industry. The adviser has the flexibility to engage in the following hedging and defensive techniques:

- Sell stock "short" if the stock's issuer is considered to have fundamental problems (up to 10% of the Fund's net assets). A short sale occurs when an investor (such as the Fund) sells stock that it does not own, with the expectation of acquiring the stock at a lower price in time for delivery to the purchaser. Potential losses from a short sale are unlimited if the price of the stock rises instead of falls.

- The Fund may purchase put options -- that is, the right to sell stock at a particular price within a specified period of time (up to 10% of the Fund's net assets). The Fund would use this technique to hedge (or protect) investments in the stock of companies considered to have fundamental difficulties.

- Routinely, the Fund may increase its cash reserves up to 15% of net assets for temporary defensive purposes.

     Altogether, the Fund may commit no more than 25% of its assets to these special investment strategies.

                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely it is that a specific security's poor performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 30% of its assets concentrated in its ten largest holdings, while some less-diversified mutual funds have more than 50% of their assets invested in the stocks of just ten companies.

     GLOBAL ASSET ALLOCATION FUND. The Fund's investment adviser invests in an adjustable mix of stocks, government bonds and cash reserves selected primarily from nine major markets: Australia, Canada, France, Germany, Hong Kong, Japan, Spain, the United Kingdom, and the United States. In managing the Fund, the adviser seeks to outperform a benchmark index of the investment returns in these markets (see the "Plain Talk" on the Global Balanced Index). However, the adviser may expand into other markets, including emerging markets, at any time.

     The adviser uses quantitative, or computer-driven, investment models in seeking to identify the asset classes and countries (for instance, French bonds or Japanese stocks) that offer the best relative return prospects,

18

                                PLAIN TALK ABOUT
                            THE GLOBAL BALANCED INDEX

The Global Balanced Index is a measure of the overall investment performance of nine major markets -- Australia, Canada, France, Germany, Hong Kong, Japan, Spain, the United Kingdom, and the United States -- in the three principal asset categories: stocks, bonds and cash reserves. The Index is composed of: 60% global stock investments, 30% global bond investments, and 10% U.S. cash reserves. Frank Russell Company administers the Index on behalf of the Global Asset Allocation Fund. Countries may be added to or deleted from the Index in the future, to keep pace with the Fund's ongoing investment program.



adjusted for risk. The adviser may concentrate the Fund's assets in a few countries and/or asset classes, but no more than 50% of the Fund's assets will be invested in a single asset class from a single country (for instance, French bonds).

   Rather than looking at the stocks of individual companies, the adviser takes an indexed approach to common stock investing within particular countries. As a substitute for common stock investments, the adviser will invest up to 50% of the Fund's assets in stock index futures for the target country or market. While this indexed approach will be the norm, the adviser may occasionally execute modest "tilts" in favor of stocks with particular characteristics (for instance, lower than average market capitalization) or hold an overweighted position in a security intended to represent an entire market (for instance, a closed-end country fund).

   GLOBAL EQUITY FUND. The Fund's investment adviser selects stocks principally on the basis of industry and company analysis, and not on the basis of regional or country bets. For this reason, the Fund's regional weightings -- that is, its relative investment exposure in different geographic areas -- are expected to range from 50% to 150% of the weightings found in an unmanaged global equity index, such as the Morgan Stanley Capital International All Country World Index. The Fund's relative weightings in individual sectors and stocks are also expected to differ markedly from the index weightings.

   The adviser typically invests across a wide range of industries and the Fund's holdings are expected to represent a mix of value and growth stocks, as well as a mix of established and emerging stock markets. Generally, the Fund will limit its emerging markets holding to no more than 20% of its assets.

Note: The Funds are generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES
Each Fund may, from time to time, take temporary defensive measures -- such as holding cash reserves without limit -- that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

TURNOVER RATES
Although the Funds seek to invest for the long term, each retains the right to sell securities regardless of how long the securities have been held. The Funds' expected annual turnover rates are as follows: 100-150% for Aggressive


                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. (These costs are in addition to those described in the fee tables found in the Profiles.) Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all aggressive growth stock funds is approximately -%, according to Morningstar, Inc.

                                PLAIN TALK ABOUT
                                   THE FUNDS'
                                 REDEMPTION FEE

Vanguard Horizon Funds charge a 1% fee on shares that are redeemed (including those redeemed by exchanging to another Vanguard fund) before they have been held for five years. The Funds are intended for long-term investors, and this redemption fee ensures that the costs associated with short-term trading are borne by the investors making the transactions -- and not by those shareholders investing in the Funds for the long term.

   At Vanguard, all fees are paid directly to the fund itself (unlike a sales charge or load, which -- for many fund companies -- ends up in the pocket of the sponsor, adviser, or sales representative).


Growth Fund, 75-125% for Capital Opportunity Fund, 100-200% for Global Asset Allocation Fund, and 10-50% for Global Equity Fund. (A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called "market-timing" -- switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Horizon Funds have adopted the following policies, among others, designed to discourage short-term trading:

- Each Fund reserves the right to reject any purchase request into any of the Funds -- including exchanges from other Vanguard funds -- that it regards as disruptive to the efficient management of the Funds. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

- Each Fund imposes a 1% redemption fee on shares that are redeemed by any method within five years of purchase.

-  Each Fund reserves the right to stop offering shares at any time.

   THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.


                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.


THE FUNDS AND VANGUARD

Vanguard Horizon Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $- billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


INVESTMENT ADVISERS

Each of the Horizon Funds is managed by a different investment adviser, subject to the control of the Funds' Trustees and officers.

   The AGGRESSIVE GROWTH FUND obtains advisory services on an at-cost basis from Vanguard Core Management Group, P.O. Box 2600, Valley Forge, PA 19482. For the fiscal year ended October 31, 1998, the Aggressive Growth Fund paid advisory expenses of [BULLET], which represented an effective annual rate of [BULLET].

20

                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.


   The other three Funds -- the CAPITAL OPPORTUNITY FUND, the GLOBAL ASSET ALLOCATION FUND, and the GLOBAL EQUITY FUND -- each employ an "external" investment adviser. The external advisers are each paid a quarterly fee calculated by applying certain annual percentage rates to the average month-end assets of their respective Funds for the quarter.

   PRIMECAP Management Company (PMC), 225 South Lake Avenue, Pasadena, CA 91101, has provided advisory services to the CAPITAL OPPORTUNITY FUND since January ___, 1998. Before that, Husic Capital Management (Husic) served as the Fund's investment adviser. For the fiscal year ended October 31, 1998, the Fund paid Husic and PMC combined advisory fees of ______, which represented an effective annual rate of _____ of the Fund's average net assets for the year. The separate fees paid to each adviser for the 1998 fiscal year were ______ for PMC and _____ for Husic, which represented effective annual rates of ____ and ____, respectively.

   Strategic Investment Management (SIM), 1001 19th Street North, 16th Floor, Arlington, VA 22209, provides advisory services to the GLOBAL ASSET ALLOCATION FUND. SIM's advisory fee is increased or decreased based on the Fund's investment performance relative to that of a benchmark index-. For the year ended October 31, 1998, the Fund paid SIM advisory fees of ______, which represented an effective annual rate of ______ of the Fund's average net assets for the year.

                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISERS

The individual primarily responsible for overseeing the Aggressive Growth Fund's investments is:

   GEORGE U. SAUTER, Managing Director of Vanguard; has worked in investment management since 1985; with Vanguard since 1987; A.B, Dartmouth College; M.B.A., University of Chicago.

   The individuals who oversee the Capital Opportunity Fund's investments, along with the percentage of Fund assets for which each is primarily responsible, are:

   HOWARD B. SCHOW (37.5%), Chairman of PRIMECAP; has worked in investment management since 1956; with PRIMECAP since 1983; B.A., Williams College; M.B.A., Harvard Business School.

   THEO A. KOLOKOTRONES (37.5%), President of PRIMECAP; has worked in investment management since 1970; with PRIMECAP since 1983; B.A., University of Chicago; M.B.A., Harvard Business School.

   JOEL P. FRIED (12.5%), Senior Vice President of PRIMECAP; has worked in investment management since 1985; with PRIMECAP since 1986; B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

   F. JACK LIEBAU, JR. (12.5%), Vice President of PRIMECAP; has worked in investment management since 1984; with PRIMECAP since 1986; B.A., Stanford University.

   Each of these four individuals manages his portion of the fund autonomously; there is no decision-making by committee.

   The individuals primarily responsible for overseeing the Global Asset Allocation Fund's investments are:

   MICHAEL A. DUFFY, Managing Director of SIM; has worked in investment management since 1980; with SIM since 1987; B.A., University of Michigan; M.A., Ph.D., University of Chicago.

   ERIC BENDICKSON, Portfolio Manager of SIM; has worked in investment management since 1986; with SIM since 1989; B.A., The Colorado College; M.B.A., George Washington School of Government and Business Administration.

   The individual primarily responsible for overseeing the Global Equity Fund's investments is:

   JEREMY J. HOSKING, Director of Marathon-London; has worked in investment management since 1979; with Marathon-London since 1986; M.A., Cambridge University.

   Marathon Asset Management Limited (Marathon-London), Orion House, 5 Upper St. Martin's Lane, London, provides advisory services to the GLOBAL EQUITY FUND. As with SIM, Marathon-London's advisory fee is increased or decreased based on the Fund's investment performance relative to that of a benchmark index -. For the year ended October 31, 1998, the Fund paid Marathon-London advisory fees of ____, which represented an effective annual rate of ____ of the Fund's average net assets for the year.

   The Funds have authorized the advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


DIVIDENDS, CAPITAL GAINS, AND TAXES

The Funds distribute to shareholders virtually all of their net income (interest and dividends less expenses), as well as any capital gains realized from the sale of their holdings. Distributions generally occur in December.

   You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December -- if paid to you by the end of January -- are taxed as if they had been paid to you in December.

   Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.


                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

22

                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received -- even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.


- The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

- Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund. Long-term capital gains may be taxed at different rates depending on how long the Fund held the securities.

- Although the Funds do not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of its ordinary investment activities. Consequently, distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

- Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities. If you meet certain holding period requirements, an offsetting tax credit or deduction may be available. If you do not meet these requirements, you may still be entitled to a deduction for certain foreign taxes.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. You should consult your tax adviser about the tax consequences of an investment in any of the Funds.


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                 TOTAL ASSETS   -   LIABILITIES
    NET ASSET VALUE    = --------------------------------------------------
                                  NUMBER OF SHARES OUTSTANDING

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

   The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are AggGr, CapOp, GlbAA, and GlbEq.

                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Aggressive Growth Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $____ per share. During the year, the Fund earned $- per share from investment income (interest and dividends) and $- per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $- per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($- per share) minus the distributions ($- per share) resulted in a share price of $- at the end of the year. This was an increase of $- per share (from $- at the beginning of the year to $- at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -% for the year.

   As of October 31, 1998, the Fund had $- billion in net assets. For the year, its expense ratio was -% ($- per $1,000 of net assets); and its net investment income amounted to -% of its average net assets. It sold and replaced securities valued at -% of its net assets.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance since inception, and reflect financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions, and complete redemption at the end of the year). The information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report -- along with each Fund's financial statements -- is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

------------------------------------------------------------------------------------------------------
                                                                     AGGRESSIVE GROWTH FUND
                                                           YEAR ENDED OCTOBER 31,
                                                        ---------------------------      JUN. 30* TO
                                                        1998      1997         1996     OCT. 31, 1995
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $-      $12.53      $10.23         $10.00
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   -         .15         .18            .04
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         -        4.10        2.20            .19
                                                        ----------------------------------------------
   Total from Investment Operations                       -        4.25        2.38            .23
                                                        ----------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    -        (.18)       (.08)            --
  Distributions from Realized Capital Gains               -        (.71)         --             --
                                                        ----------------------------------------------
   Total Distributions                                    -        (.89)       (.08)            --
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $-      $15.89      $12.53         $10.23
======================================================================================================

TOTAL RETURN**                                            -%    135.83%      23.40%          1.69%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $-        $444        $133            $62
  Ratio of Total Expenses to
   Average Net Assets                                     -%      0.40%       0.38%         0.06%+
  Ratio of Net Investment Income to
   Average Net Assets                                     -%      1.28%       1.78%         2.22%+
  Turnover Rate                                           -%        85%        106%             0%
======================================================================================================

* Subscription period for each fund was June 30, 1995, to August 13, 1995, during which time all assets were held in money market instruments. Performance measurement begins August 14, 1995.
** Total returns do not reflect the 1% fee that is assessed on redemptions of shares that are held in the fund for less than five years.
+  Annualized.


   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

24

---------------------------------------------------------------------------------------------------------------
                                                                            CAPITAL OPPORTUNITY FUND
                                                                    YEAR ENDED OCTOBER 31,
                                                               ------------------------------      JUN. 30* TO
                                                                 1998       1997        1996      OCT. 31, 1995
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $-      $10.81      $ 9.71          $10.00
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                            -        .037         .01             .02
  Net Realized and Unrealized Gain (Loss) on Investments           -       (.360)       1.12            (.31)
                                                              -------------------------------------------------
   Total from Investment Operations                                -       (.323)       1.13            (.29)
                                                              -------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             -       (.007)       (.03)             --
  Distributions from Realized Capital Gains                        -          --          --              --
                                                              ------------------------------------------------
   Total Distributions                                             -       (.007)       (.03)             --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $11.47      $10.48      $10.81          $ 9.71
===============================================================================================================

TOTAL RETURN**                                                    -%      -2.99%      11.67%          -3.19%
===============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                           $-          $69        $115             $72
  Ratio of Total Expenses to Average Net Assets                  -%        0.49%       0.50%          0.47%+
  Ratio of Net Investment Income to Average Net Assets           -%        0.27%       0.11%          1.29%+
  Turnover Rate                                                  -%         195%        128%             30%
===============================================================================================================

* Subscription period for each fund was June 30, 1995, to August 13, 1995, during which time all assets were held in money market instruments. Performance measurement begins August 14, 1995.
** Total returns do not reflect the 1% fee that is assessed on redemptions of shares that are held in the fund for less than five years.
+  Annualized.


------------------------------------------------------------------------------------------------------------------
                                                                              GLOBAL ASSET ALLOCATION FUND
                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------      JUN. 30* TO
                                                                  1998       1997        1996       OCT. 31, 1995
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $-      $11.29      $10.27          $10.00
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             -         .62         .50             .11
  Net Realized and Unrealized Gain (Loss) on Investments            -         .40         .75             .16
                                                                   -----------------------------------------------
   Total from Investment Operations                                 -        1.02        1.25             .27
                                                                   -----------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                              -        (.58)       (.20)             --
  Distributions from Realized Capital Gains                         -        (.34)       (.03)             --
                                                                   -----------------------------------------------
   Total Distributions                                              -        (.92)       (.23)             --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $-      $11.39      $11.29          $10.27
==================================================================================================================

TOTAL RETURN**                                                      -%       9.69%      12.34%           2.39%
==================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                             $-         $81         $76            $45
  Ratio of Total Expenses to Average Net Assets                     -%       0.54%       0.79%          0.52%+
  Ratio of Net Investment Income to Average Net Assets              -%       5.46%       5.18%          5.42%+
  Turnover Rate                                                     -%        162%        191%            17%
==================================================================================================================

* Subscription period for each fund was June 30, 1995, to August 13, 1995, during which time all assets were held in money market instruments. Performance measurement begins August 14, 1995.
** Total returns do not reflect the 1% fee that is assessed on redemptions of shares that are held in the fund for less than five years.
+  Annualized.

---------------------------------------------------------------------------------------------------------------
                                                                                GLOBAL EQUITY FUND
                                                                   YEAR ENDED OCTOBER 31,         JUN. 30* TO
                                                                1998      1997        1996       OCT. 31, 1995
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $-      $11.72      $10.08          $10.00
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                           -         .19         .13             .04
  Net Realized and Unrealized Gain (Loss) on Investments          -        1.21        1.58             .04
                                                                -----------------------------------------------
   Total from Investment Operations                               -        1.40        1.71             .08
                                                                -----------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                            -        (.14)       (.07)             --
  Distributions from Realized Capital Gains                       -        (.19)         --              --
---------------------------------------------------------------------------------------------------------------
   Total Distributions                                            -        (.33)       (.07)             --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $-      $12.79      $11.72          $10.08
===============================================================================================================

TOTAL RETURN**                                                    -%     12.19%      17.05%           0.50%
===============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                           $-        $128         $99             $36
  Ratio of Total Expenses to Average Net Assets                   -%      0.71%       0.85%          0.57%+
  Ratio of Net Investment Income to Average Net Assets            -%      1.67%       1.53%          2.04%+
  Turnover Rate                                                   -%        24%         29%              2%
===============================================================================================================

* Subscription period for each fund was June 30, 1995, to August 13, 1995, during which time all assets were held in money market instruments. Performance measurement begins August 14, 1995.
** Total returns do not reflect the 1% fee that is assessed on redemptions of shares that are held in the fund for less than five years.
+  Annualized.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

26

INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
VANGUARD DIRECT DEPOSIT SERVICE(TM) [BOOK GRAPHIC]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD AUTOMATIC EXCHANGE SERVICE(TM) [BOOK GRAPHIC]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK GRAPHIC]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOK GRAPHIC]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK GRAPHIC]
Toll-free 24-hour access to Vanguard fund and account information -- as well as some transactions -- by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER GRAPHIC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-  Open a new account.*

-  Buy, sell or exchange shares of most funds.

-  Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK GRAPHIC]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK GRAPHIC]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK GRAPHIC]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (Traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.

--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

28

Make your check payable to: The Vanguard Group - (insert appropriate Fund number; see below)
Vanguard Aggressive Growth Fund -- 114
Vanguard Capital Opportunity Fund -- 111
Vanguard Global Asset Allocation Fund -- 115
Vanguard Global Equity Fund -- 129
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE GRAPHIC] open a new account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE GRAPHIC]
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Aggressive Growth Fund -- 114
Vanguard Capital Opportunity Fund -- 111
Vanguard Global Asset Allocation Fund -- 115
Vanguard Global Equity Fund -- 129
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

  Keep in mind that if you buy or sell Fund shares through a registered broker/dealer or investment adviser, the broker/dealer or adviser may charge you a service fee.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem -- that is, sell or exchange -- the Fund's shares.

When Selling Shares:

-  Vanguard sends the redemption proceeds to you or a designated third party.*
-  You can sell all or part of your Fund shares at any time.

*Proceeds sent to third parties require a signature guarantee; see footnote on page 31.

When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-  You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

You can request a redemption (that is, either a sale or exchange of shares) from your Fund account in any one of three ways: online, by telephone, or by mail.
--------------------------------------------------------------------------------

30

ONLINE REQUESTS [COMPUTER GRAPHIC]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

  NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE GRAPHIC]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day -- or Client Services during business hours -- to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange -- but not sell -- shares by calling Tele-Account or Client Services.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
  We reserve the right to refuse a telephone redemption if the caller is unable to provide:

  [CHECKMARK GRAPHIC]  The ten-digit account number.
  [CHECKMARK GRAPHIC]  The name and address exactly as registered on the account.
  [CHECKMARK GRAPHIC]  The primary Social Security or employer identification number as registered on the account.
  [CHECKMARK GRAPHIC]  The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE GRAPHIC]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:

For information on how to request distributions from:

-  Traditional IRAs and Roth IRAs -- call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans -- call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds -- up to seven days -- if the amount will disrupt the Fund's operation or performance.

    If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:
--------------------------------------------------------------------------------
REQUEST IN "GOOD ORDER"


All redemption requests must be received by Vanguard in "good order." This means that your request must include:

  [CHECKMARK GRAPHIC]  The Fund name and account number.
  [CHECKMARK GRAPHIC] The amount of the transaction (in dollars or shares). [CHECKMARK GRAPHIC] Signatures of all owners exactly as registered on the account (for mail requests).
  [CHECKMARK GRAPHIC]  Signature guarantees (if required).*
  [CHECKMARK GRAPHIC] Any supporting legal documentation that may be required. [CHECKMARK GRAPHIC] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

  TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------

32

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than two substantive "round trips" through the Fund during any 12-month period.
-  Your round trips through the Fund must be at least 30 days apart.
-  The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:


The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE: Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, each Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1110                       455 Devon Park Drive
Valley Forge, PA 19482-1110         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

FUND AND ACCOUNT UPDATES


STATEMENTS AND REPORTS

We will send you clear, concise account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

  In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

  To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address -- instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK GRAPHIC]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK GRAPHIC]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The possibility that events such as political or financial troubles or natural disasters will weaken a country's economy.

CURRENCY RISK
The possibility that an American's foreign investment will lose money because of unfavorable exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below average in comparison to such factors as revenue, earnings, book value, and dividends.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD LOGO]

Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Horizon Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
www.vanguard.com

E-MAIL:
online@vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT TELEPHONE: 1-800-662-2739 (CREW)

TEXT TELEPHONE: 1-800-662-2738

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

Funds' Investment Company Act file number: 811-07239

(C) 1999 Vanguard Marketing Corporation, Distributor. All rights reserved.

P114N - 02/26/1999

                                     PART B


                             VANGUARD HORIZON FUNDS


                                 (THE "TRUST")


                      STATEMENT OF ADDITIONAL INFORMATION


                               FEBRUARY 26, 1999



     This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectus, (dated February 26, 1999). To obtain the Prospectus and Annual Report to Shareholders, containing the Funds' Financial Statements, which are hereby incorporated by reference, please call:



                Investor Information Department: 1-800-662-7447


                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
Description of the Trust....................................    B-1
Investment Policies.........................................    B-3
Fundamental Investment Limitations..........................    B-8
Management of the Trust.....................................   B-10
Investment Advisory Services................................   B-13
Portfolio Transactions......................................   B-16
Yield and Total Return......................................   B-17
Share Price.................................................   B-17
Purchase of Shares..........................................   B-18
Redemption of Shares........................................   B-18
Comparative Indexes.........................................   B-18
Financial Statements........................................   B-22



                            DESCRIPTION OF THE TRUST



ORGANIZATION



     The Trust was organized as a Maryland corporation in 1994, and was reorganized as a Delaware business trust in June, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Horizon Funds, Inc. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following funds, each of which has outstanding one class of shares:



     Vanguard Aggressive Growth Fund



     Vanguard Capital Opportunity Fund


     Vanguard Global Asset Allocation Fund



     Vanguard Global Equity Fund



             (individually, the "Fund"; collectively, the "Funds").



     The Trust has the ability to offer additional Funds which may offer one or more classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue.



SERVICE PROVIDERS



     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as the Trust's custodian. The custodian is responsible for maintaining each Fund's assets and keeping all necessary accounts and records.



     INDEPENDENT ACCOUNTANT. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent accountant. The accountant audits the Trust's financial statements and provides other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Fund's transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.



CHARACTERISTICS OF THE TRUST'S SHARES



     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.



     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a Fund shareholder will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.



     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all Fund shareholders according to the number of shares held by shareholders on the record date.



     VOTING RIGHTS.  Shareholders of a Fund are entitled to vote on a matter if:
(i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Fund's shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of a fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.



     LIQUIDATION RIGHTS. In the event of liquidation, shareholders of a Fund will be entitled to receive a pro rata share of the Fund's net assets.



     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds.



     CONVERSION RIGHTS. There are no conversion rights associated with the Trust.



     REDEMPTION PROVISIONS. The redemption provisions of each Fund are described in its current prospectus and elsewhere in this Statement of Additional Information.



     SINKING FUND PROVISIONS.  The Funds have no sinking fund provisions.



     CALLS OR ASSESSMENT.  Each Fund's shares are fully paid and non-assessable.



TAX STATUS OF THE TRUST



     Each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each fund must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



                              INVESTMENT POLICIES



     The following policies supplement the Trust's investment objectives and policies set forth in the Prospectus for each of the Trust's Funds.


FOREIGN INVESTMENTS


     As indicated in the Prospectus, the Global Equity, Global Asset Allocation and Capital Opportunity Funds may invest in foreign securities. The Aggressive Growth Fund's investment in foreign securities will be minimal. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Under normal circumstances, the Global Equity Fund will not commit more than 20% of its assets to such contracts. However, although the Fund does not intend to do so, under unusual circumstances it is possible that 100% of the assets of the Global Asset Allocation Fund would be committed to forward foreign currency exchange contracts.



     Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction. A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the fund.



     Currency Risk. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Vanguard Horizon Funds permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.



     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts Vanguard Horizon Funds may make or enter into will be subject to the special currency rules described above.



     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.



     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.



     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.



     TURNOVER RATE. While the turnover rate is not a limiting factor when management deems changes appropriate, it is anticipated that each Fund's annual turnover rate will not normally exceed 200%. A turnover rate of 100% would occur if all of the Fund's securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Trust to receive certain favorable tax treatments. The turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Fund. A higher turnover rate can result in corresponding increases in brokerage costs to the Funds of the Trust and their shareholders.



     FUTURES CONTRACTS. Each Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.


     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.


     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.



     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.


     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities.


     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.



     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% (15% with respect to the Global Asset Allocation Fund) of the market value of its total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets (50% with respect to the Global Asset Allocation Fund).



     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.



     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. Because the futures strategies of the Funds are not engaged in for speculative purposes, the Advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Futures and options are derivative instruments, in that their value is derived from the value of another security. Equity futures contracts and index put options may be used by the Fund advisers of the Global Asset Allocation Fund and the Capital Opportunity Fund, respectively. By doing so, the Funds advisers will expose investors to risks inherent in these commonly used strategies.



     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Fund securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its Fund securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures contracts and options involve the risk that the investment advisers will incorrectly predict stock market and interest rate trends.


     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions the Funds have identified as hedging transactions, a Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.



     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies or other income derived with respect to the Trust's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.



     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.



     REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with any Fund of the Trust.



     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.



     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.



     The Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities -- meaning that they could be difficult for the Fund to convert to cash if needed.



     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.



     LENDING OF SECURITIES. A Fund may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the Investment Company Act of 1940, and the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments, any distribution on the loaned securities and any increase in their market value. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the credit-worthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

VANGUARD INTERFUND LENDING PROGRAM. The SEC has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.



                       FUNDAMENTAL INVESTMENT LIMITATIONS


     Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the Fund's net assets value, so long as shares representing more than 50% of the series' net value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.



     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.



     COMMODITIES. The Fund may not invest in commodities, except that it may invest in forward foreign currency exchange transactions, futures contracts, options and options on futures contracts. No more than 5% of the Fund's assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's assets may be invested in swap agreements.



     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.



     ILLIQUID OR RESTRICTED SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.



     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.



     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.



     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.



     LOANS. The Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, and by lending its portfolio securities.



     MARGIN. The Fund may not purchase securities on margin or (with the exception of Capital Opportunity Fund) sell securities short, except as permitted by the Fund's investment policies relating to commodities.



     PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.



     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.



     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.



     PUTS AND CALLS. The Fund may not purchase put options or call options except as provided in the prospectus.



     None of these limitations prevents the Trust from participating in The Vanguard Group ("Vanguard"). Because the Trust is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Trust" for more information. Unless otherwise stated, each of the above percentage limitations applies at the time of investment.

                            MANAGEMENT OF THE TRUST



TRUSTEES AND OFFICERS



     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Funds and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.



JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*


Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).



JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee*


Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.



JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee


Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.



BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee


President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.



BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee


Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.



ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee


Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).



JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee


President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.



JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee


Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.



J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee


Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.



RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*


Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.



THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*


Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*


Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


---------------

*Officers of the Trust are "interested persons" as defined in the Investment Company Act of 1940.



THE VANGUARD GROUP



     The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 30 investment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Trust and the other Trusts in The Vanguard Group obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.



     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the Board of Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the Trusts' expenses, Vanguard also provides certain administrative services to other organizations.



     The Trust's Officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the Trusts.



     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-l under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.



     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts have invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. At October 31, 1998, the Trust had contributed capital of $-- to Vanguard, representing --% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Fund may invest up to .40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard Fund may contribute to Vanguard's capitalization.



     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties. During the period ended --, the Trust's share of Vanguard's actual net costs of operation relating to management and administrative services (including transfer agency) totaled approximately $--.



     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc. provides all distribution and marketing activities for the Trusts in The Group. One half of the distribution expenses of a marketing and promotional nature are allocated among the Vanguard Trusts based upon their relative net assets. The remaining one half of these expenses is allocated among the Vanguard Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group. Provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of .02 of 1% of its average month-end net assets.

     INVESTMENT ADVISORY SERVICES. An experienced investment management staff employed directly by Vanguard also provides investment advisory services to the Trust. The compensation and other expenses of this staff are paid by the funds and Trusts utilizing these services.



TRUSTEE COMPENSATION



     The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.



INDEPENDENT TRUSTEES. The Trusts compensate their independent Trustees -- that is, the ones who are not also officers of the Trust -- in three ways:



     - The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.



     - The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.



     - Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.



"INTERESTED" TRUSTEES. The Trusts' interested Trustees -- Messrs. Bogle and Brennan -- receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.



COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. For the Trust, we list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended October 31, 1998.



                             VANGUARD HORIZON FUNDS

                               COMPENSATION TABLE


                                               PENSION OR RETIREMENT
                               AGGREGATE         BENEFITS ACCRUED         ESTIMATED          TOTAL COMPENSATION
                              COMPENSATION          AS PART OF         ANNUAL BENEFITS    FROM ALL VANGUARD TRUSTS
NAMES OF TRUSTEES              FROM TRUST         TRUST EXPENSES       UPON RETIREMENT      PAID TO TRUSTEES(1)
-----------------           ----------------   ---------------------   ----------------   ------------------------
John C. Bogle                         --                  --                    --                     --
John J. Brennan                       --                  --                    --                     --
Barbara Barnes
  Hauptfuhrer(2)                $     --              $   --               $    --                $    --
JoAnn Heffernan Heisen          $     --              $   --               $    --                $    --
Robert E. Cawthorn(2)           $     --              $   --               $    --                $    --
Bruce K. MacLaury               $     --              $   --               $    --                $    --
Burton G. Malkiel               $     --              $   --               $    --                $    --
Alfred M. Rankin, Jr.           $     --              $   --               $    --                $    --
John C. Sawhill                 $     --              $   --               $    --                $    --
James O. Welch, Jr.             $     --              $   --               $    --                $    --
J. Lawrence Wilson              $     --              $   --               $    --                $    --


---------------


(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).



(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.

                          INVESTMENT ADVISORY SERVICES


     INVESTMENT ADVISORY AGREEMENT WITH MARATHON ASSET MANAGEMENT. The Global Equity Fund is managed by Marathon Asset Management ("Marathon-London"), Orion House, 5 Upper St. Martin's Lane, London under the terms of an advisory agreement.



     The investment philosophy of Marathon-London is that the best investment returns for equity portfolios are primarily the result of careful, thoughtful industry and company evaluation rather than "top down" country allocation decisions. Marathon-London's portfolios therefore tend to exhibit country weightings quite similar to broad market benchmarks, such as the unmanaged All Country Index. Sector and stock weightings will, however, differ markedly from such standards. The firm uses a team approach with each of the firm's three partners having the primary responsibility for a specific region, e.g. Europe. Jeremy J. Hosking, Director, has been designated as portfolio manager for the assets of the Global Equity Fund. He has 18 years of investment experience.



     The Global Equity Fund pays Marathon-London a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end assets of the Fund for the quarter:


NET ASSETS                                            ANNUAL RATE
----------                                            -----------
First $100 million..................................     0.45%
Next $150 million...................................     0.40%
Next $250 million...................................     0.25%


     During the fiscal years ended October 31, 1996, October 31, 1997, and October 31, 1998, the Fund incurred an advisory fee of $265,000, and $530,000 before a decrease of $172,000 (0.15%) based on performance, and $--, respectively.



     The basic advisory fee may be increased or decreased by applying an adjustment formula based on the investment performance of the Fund relative to that of the Morgan Stanley Capital International (MSCI) All Country Index over the 36 months preceding the end of the quarter for which the fee is being computed. The following table sets forth the incentive/penalty adjustment to the basic advisory fee payable by the Fund to Marathon-London under the investment advisory agreement. The adjustments to the fee change proportionately with performance relative to the Index.


CUMULATIVE 36-MONTH NET PERFORMANCE                 PERFORMANCE FEE
VS. THE MSCI ALL COUNTRY WORLD INDEX                  ADJUSTMENT*
------------------------------------               ------------------
Less than 3%.....................................   -0.50 X Basic Fee
Between 3% and 6%................................   -0.25 X Basic Fee
Between 6% and 9%................................       0 X Basic Fee
Between 9% and 12%...............................   +0.25 X Basic Fee
More than 12%....................................   +0.50 X Basic Fee

---------------
*For purposes of this calculation, the Basic Fee is calculated by applying the quarterly rate based on the Annual Basic Fee Rate using average assets over the same time period for which the performance is measured.


     For the purpose of determining the incentive/penalty fee, the net assets of the Global Equity Fund will be averaged over the same period as the investment performance of the Fund as well as the investment record of the MSCI All Country World Index, as adjusted.



     RELATED INFORMATION CONCERNING MARATHON. Marathon-London, Orion House, 5 Upper St. Martin's Lane, London, England, is an independent, owner-managed investment management firm founded in 1986 which provides investment advisory services to individuals, employee benefit plans, investment companies and other institutions. As of October 31, 1998, Marathon provided investment advisory services to clients having assets with an approximate value of $-- billion.



     The agreement will be renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the

Trustees who are not parties to the agreement or "interested persons" (as defined in the Investment Company Act of 1940) of any such party cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated by any Fund without penalty, at any time, (1) either by vote of the Board of Trustees on sixty (60) days' written notice to Marathon-London, or (2) by Marathon-London upon ninety (90) days' written notice to the Trust.



     INVESTMENT ADVISORY AGREEMENT WITH PRIMECAP. PRIMECAP Management Company ("PRIMECAP") serves as investment adviser to the Capital Opportunity Fund ("FUND") under an investment advisory agreement to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment program. PRIMECAP discharges its responsibilities subject to the control of the officers and Trustees of the Trust.



     The Fund pays PRIMECAP an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter.


NET ASSETS                                                 RATE
----------                                                 ----
First $50 million........................................  .500%
Next $200 million........................................  .450%
Next $250 million........................................  .375%
Next $1,750 million......................................  .250%
Next $2,750 million......................................  .200%
Next $5,000 million......................................  .175%
Over $10,000 million.....................................  .150%


     The agreement will be renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the contract or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) either by vote of the Board of Trustees of the Trust on 60 days' written notice to the Adviser, or (2) by the Adviser upon 90 days' written notice to the Trust.



     The Fund's Board of Trustees may, without the approval of shareholders, provide for:


          (i) The employment of a new investment adviser pursuant to the terms of a new advisory agreement, either as a replacement for an existing adviser or as an additional adviser;

          (ii) A change in the terms of an advisory agreement; and

          (iii) The continued employment of an existing adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the adviser.


     Any such change will be communicated to shareholders in writing.



     PRIMECAP is a California corporation whose outstanding shares are owned by its trustees and officers. The trustees of the corporation and the offices they currently hold are: Howard Bernard Schow, Chairman, Mitchell John Milias, President and Treasurer, and Theofanis Anastasios Kolokotrones, Senior Vice President and Secretary.



     During the fiscal years ended October 31, 1996, 1997, and 1998 the Fund paid Husic (the Fund's previous adviser) advisory fees of $395,000, and $371,000 before a decrease of $223,000 (0.23%) based on performance, and $--, respectively.



     Joel P. Fried, Senior Vice President of PRIMECAP Management Company, and F. Jack Liebau Jr., Vice President of PRIMECAP Management Company, each manage a portion of the Fund's assets, along with existing managers Howard B. Schow and Theofanis A. Kolokotrones. Messrs. Fried and Liebau have each been associated with PRIMECAP since 1986.

     INVESTMENT ADVISORY AGREEMENT WITH STRATEGIC INVESTMENT
MANAGEMENT. Strategic Investment Management ("SIM") serves as investment adviser to the Global Asset Allocation Fund under an Investment Advisory Agreement. For the services provided by SIM under the agreement, the Fund will pay SIM an advisory fee at the end of each fiscal quarter, by applying a quarterly rate based on the following annual percentage rates, to the average month-end assets of the Fund for the quarter:


NET ASSETS                                            ANNUAL RATE
----------                                            -----------
First $250 million..................................     0.40%
Next $250 million...................................     0.35%
Next $500 million...................................     0.25%
Over $1 billion.....................................     0.20%


     During the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Fund incurred an advisory fee of $210,000, $322,000 before a decrease of $201,000 (0.25%) based on performance, and $--, respectively.



     The quarterly payment to SIM may be increased or decreased by applying an adjustment formula based on the investment performance of the Global Asset Allocation Fund relative to that of the theoretical Global Balanced Index over the 36 months preceding the end of the quarter for which the fee is being computed.



     The monthly return of the Global Balanced Index will be calculated as 60% of the Global Stock Index monthly return plus 30% of the Global Bond Index monthly return, plus 10% of the U.S. Cash Index monthly return. The Global Stock Index return is an adjusted capitalization weighted average of the established local stock market index returns in each country, adjusted to include the impact of hedging one half of the non-U.S. currency exposure. The Global Bond Index return is a capitalization weighted average (using Salomon Brothers published weights) of the currency-hedged country government bond index returns. The U.S. Index return is the bond equivalent yield of the Federal Reserve's published average offering rate on 30-day commercial paper. The countries included in this index will be the U.S., Canada, the United Kingdom, France, Germany, Spain, Japan, Australia and Hong Kong (there will be no bond investments in Hong Kong). The Global Balanced Index will be reviewed semi-annually and with approval of the Trust's Officers may be changed to reflect additions or deletions of countries from the adviser's mandate going forward.



     The following table sets forth the incentive/penalty adjustment to the basic advisory fee payable by the Fund to Strategic Investment Management.


CUMULATIVE 36-MONTH PERFORMANCE                     PERFORMANCE FEE
VS. THE GLOBAL BALANCED INDEX                         ADJUSTMENT
-------------------------------                    -----------------
Less than -0.75%.................................   -0.75 X Base Fee
Between -0.75% to +2.25%.........................   -0.50 X Base Fee
Between +2.25% and +5.25%........................   -0.25 X Base Fee
Between +5.25% and +8.25%........................       0 X Base Fee
Between +8.25% and +11.25%.......................   +0.25 X Base Fee
Between +11.25% and +14.25%......................   +0.50 X Base Fee
Over +14.25%.....................................   +0.75 X Base Fee

---------------

*For purposes of this calculation, the Base Fee represents the annual rate used in calculating the base advisory fee over the performance period multiplied by the average assets for the performance period measured to calculate the incentive/penalty adjustment.



     RELATED INFORMATION CONCERNING SIM. SIM, 1001 19th Street North, 16th Floor, Arlington, VA 22209, provides asset management services to companies, institutions, trusts and individuals. SIM (and its affiliated companies) provides asset management services for over $-- billion in assets. Michael A. Duffy, Managing Director of SIM, serves as portfolio manager for the Global Asset Allocation Fund.



     The agreement with SIM continues under the same terms and conditions as described on page 12 with respect to Marathon-London.

                             PORTFOLIO TRANSACTIONS



     The investment advisory agreements with Marathon-London, PRIMECAP, and SIM authorize each investment adviser (with the approval of the Trust's Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Fund of the Trust that it manages and directs each investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.



     In placing portfolio transactions, each of the Trust's investment advisers will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information, and provide other services in addition to execution services to the Trust and/or the investment adviser. Each investment adviser considers the investment services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.



     The investment advisory agreement also incorporates the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Trust's Board of Trustees, each investment adviser may cause the Trust to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the investment adviser to the Trust and the other Trusts in the Group.



     Currently, it is the Trust's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of the Trust. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment adviser and/or the Trust.



     Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Trust may place portfolio orders with qualified broker-dealers who recommend the sale of shares of the Trust and may, when a number of brokers and dealers can provide comparable best price and execution on a particular transaction, consider the sale of Trust shares by a broker or dealer in selecting among qualified broker-dealers.



     During the period ending October 31, 1998, the Fund paid $-- in brokerage commissions.



     Some securities considered for investment by one Fund may also be appropriate for the other funds and the other Trusts and/or clients served by the investment advisers. If purchase or sale of securities consistent with the investment policies of a Fund, the other funds and/or one or more of these other Trusts or clients are considered at or about the same time, transactions in such securities will be allocated among the Funds and the several Trusts and clients in a manner deemed equitable by the respective investment adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Trust's Board of Trustees.

                             YIELD AND TOTAL RETURN



     The yield of each Fund for the 30-day period ended October 31, 1998 is set forth below. Yields are calculated daily for each Fund.



Vanguard Aggressive Growth Fund.............................  --%
Vanguard Capital Opportunity Fund...........................  --%
Vanguard Global Asset Allocation Fund.......................  --%
Vanguard Global Equity Fund.................................  --%



     The average annual total return of each Fund for the one year period ended October 31, 1998 and since inception are set forth below:



                                                           1 YEAR       5 YEARS
                                                           ENDED         ENDED
                                                         10/31/1998    10/31/1998
                                                         ----------    ----------
Vanguard Aggressive Growth Fund........................     --%          --%*
Vanguard Capital Opportunity Fund......................     --%          --%*
Vanguard Global Asset Allocation Fund..................     --%          --%*
Vanguard Global Equity Fund............................     --%          --%*


---------------


*Since Inception on August 14, 1995.



                                  SHARE PRICE



     Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of each Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (the "Exchange") generally 4:00 p.m. Eastern time on each day that the exchange is open for trading.



     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.



     Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.



     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.



     Foreign securities are valued at the last quoted sales price, according to the broadest and most representative market, available at the time each Fund is valued. If events which materially affect the value of each Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.



     In determining each Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.



     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.



     The share price for each Fund can be found in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.


                               PURCHASE OF SHARES


     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust or any Fund, and
(iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Fund's shares.


TRADING SHARES THROUGH CHARLES SCHWAB


     You may purchase or redeem shares of Vanguard funds through Charles Schwab & Co., Inc. ("Schwab"). The Vanguard funds have authorized Schwab to accept purchase and redemption orders on the funds' behalf. If you place your order through Schwab and it is accepted by an authorized Schwab broker or a broker's designee prior to 3:00 p.m., Eastern time, your order will be priced at the Fund's net asset value when next computed that day. Any order received after that time will be priced at the Fund's net asset value as determined on the following business day.


                              REDEMPTION OF SHARES


     The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.



     As described in their prospectus, the Funds assess fees on shares redeemed under certain circumstances. Currently, redemption fees do not apply to shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Funds reserve the right to impose redemption fees at any time on shares held in these accounts, if warranted by the costs of processing redemptions.



                              COMPARATIVE INDEXES



     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.



     Each of the investment company members of The Vanguard Group, including Vanguard Horizon Funds, may, from time to time, use one or more of the following unmanaged indices for comparative performance purposes.



STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX -- contains the stocks of 500 of the largest domestic companies.


STANDARD & POOR'S MIDCAP 400 INDEX -- is composed of 400 medium sized domestic stocks.


STANDARD & POOR'S SMALL CAP 600/BARRA VALUE INDEX -- contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX -- contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.


RUSSELL 1000 VALUE INDEX -- consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 EQUITY INDEXES -- consists of approximately 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX -- consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX -- is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY INDEX -- is an arithmetic, market value-weighted average of the performance of over 2,427 securities listed on the stock exchanges of countries included in the EAFE Index, United States, Canada, and Emerging Markets.

CAPITAL OPPORTUNITIES FUND STOCK INDEX -- the Index is composed of the various common stocks that are held in the largest aggressive growth stock mutual funds, using year-end net assets, monitored by Morningstar, Inc.

GLOBAL BALANCED INDEX -- a fixed weighted index of global stocks, bonds and U.S. cash reserves, the component parts of which are derived from the adjusted capitalization weighted averages of individual currency adjusted local country indices.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX -- an arithmetic, market value weighted average of the performance of over 1,460 securities listed on the stock exchanges of 23 countries.

SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX -- a market capitalization weighted index consisting of government bond markets of 14 countries.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX -- currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX -- consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND INDEX -- is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX -- consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX -- all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX -- is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX -- is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX -- is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX -- is composed of more than 3,000 industrial issues. It is a value weighted index calculated on price change only and does not include income.

COMPOSITE INDEX -- 70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index.

COMPOSITE INDEX -- 65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX -- 65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX -- consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

RUSSELL 2000 SMALL COMPANY STOCK INDEX -- consists of the smallest 2,000 stocks within the Russell 3000; a widely-used benchmark for small capitalization common stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $700 billion.


LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX -- is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $900 billion.


LIPPER BALANCED FUND AVERAGE -- an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE -- an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE -- an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.


LIPPER SMALL COMPANY GROWTH FUND AVERAGE -- the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a trust that by prospectus or fund practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Trusts that constituted the Group at its inception.)


LIPPER GENERAL EQUITY FUND AVERAGE -- an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER FIXED INCOME FUND AVERAGE -- an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

RUSSELL 3000 INDEX -- consists of approximately the 3,000 largest stocks of U.S. domiciled companies commonly traded on the New York and American Stock Exchanges or the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2800 INDEX -- consists of the Russell 3000 Index (the 3,000 largest U.S. stocks), minus the 200 largest stocks.

RUSSELL 2000(R) VALUE INDEX -- composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL MIDCAP(TM) INDEX -- composed of all medium and medium/small companies in the Russell 1000 Index.


     Advertisements which refer to the use of the trust as a potential investment for Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal income tax applies.



     In assessing such comparisons of yields, an investor should keep in mind that the composition of the investments in the reported averages is not identical to the Fund's portfolio and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its yield. In addition there can be no assurance that the Fund will continue its performance as compared to such other averages.

                              FINANCIAL STATEMENTS


     The Trust's Financial Statements for the year ended October 31, 1998, including the financial highlights for the periods through October 31, 1998, appearing in the Horizon Funds' 1998 Annual Report to Shareholders, and the report thereon by PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                                     PART C


                             VANGUARD HORIZON FUNDS


                               OTHER INFORMATION

ITEM 23. EXHIBITS



      (a)     Declaration of Trust*
      (b)     By-Laws*
      (c)     Not Applicable
      (d)     Investment Advisory Contracts++
      (e)     Not Applicable
      (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional
              Information
      (g)     Custodian Agreement*
      (h)     Amended and Restated Funds' Service Agreement*
      (i)     Legal Opinion*
      (j)     Consent of Independent Accountants**
      (k)     Not Applicable
      (l)     Not Applicable
      (m)     Not Applicable
      (n)     Financial Data Schedule+
      (o)     Not Applicable


---------------

 * Filed Previously


 + Filed Herewith


** To be Filed by Amendment


++ Filed Previously for the Aggressive Growth, Global Asset Allocation, and
   Global Equity Funds; Filed Herewith for the Capital Opportunity Fund



   ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



     Registrant is not controlled by or under common control with any person.



ITEM 25. INDEMNIFICATION



     The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



     Investment advisory services are provided to one of the portfolios of the Registrant on an at cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Funds in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

     PRIMECAP Management Company ("PRIMECAP"), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this item 26 of officers and directors of PRIMECAP, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by PRIMECAP pursuant to the Advisers Act (SEC File No. 801-19765).



     Strategic Asset Management (SIM), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this item 26 of officers and directors of Strategic Asset Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Strategic Asset Management pursuant to the Advisers Act (SEC File No. 801-31849).



     Marathon Asset Management Limited (Marathon-London), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this item 26 of officers and directors of Marathon Asset Management Limited, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Marathon Asset Management Limited pursuant to the Advisers Act (SEC File No. 801-36717).



ITEM 27. PRINCIPAL UNDERWRITERS


     (a) Not Applicable

     (b) Not Applicable

     (c) Not Applicable



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS



     The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.



ITEM 29. MANAGEMENT SERVICES



     Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.



ITEM 30. UNDERTAKINGS



     Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of December, 1998.



                                       VANGUARD HORIZON FUNDS


                                       BY:              (SIGNATURE)
                                         ---------------------------------------

                                                      (Heidi Stam)

                                                    John J. Brennan*,

                                          Chairman and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


                     SIGNATURES                                     TITLE                     DATE
                     ----------                                     -----                     ----
          BY:                   (SIGNATURE)            Senior Chairman of the Board     December 28, 1998
-----------------------------------------------------  and Trustee
                    (Heidi Stam)
                   John C. Bogle*
          BY:                   (SIGNATURE)            Chairman, Chief Executive        December 28, 1998
-----------------------------------------------------  Officer and Trustee
                    (Heidi Stam)
                  John J. Brennan*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
               JoAnn Heffernan Heisen*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
                 Burton G. Malkiel*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
                 Bruce K. MacLaury*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
               Alfred M. Rankin, Jr.*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
                  John C. Sawhill*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
                James O. Welch, Jr.*
          BY:                   (SIGNATURE)            Trustee                          December 28, 1998
-----------------------------------------------------
                    (Heidi Stam)
                 J. Lawrence Wilson*
          BY:                   (SIGNATURE)            Treasurer and Principal          December 28, 1998
-----------------------------------------------------  Financial Officer and
                    (Heidi Stam)                       Accounting Officer
                 Thomas J. Higgins*



* By Power of Attorney. See File Number 333-63579, filed on December 4, 1998. Incorporated by Reference.

                                 EXHIBIT INDEX



Investment Advisory Agreement...............................  EX-99.BD
Financial Data Schedule.....................................  EX-99.BN